Group Subsidiaries and Holdings - Associates and Equity Investments at FVOCI (Details)	12 Months Ended
Dec. 31, 2018
Apollo Therapeutics LLP
Significant and associate holdings
Effective percentage of equity owned in associates	25.00%
Armaron Bio Ltd
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	22.07%
C.C.Global Chemicals Company
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	37.50%
Adherium Limited
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	4.64%
Innate Pharma S.A.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	9.80%
ADC Therapeutics Sarl
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	7.23%
Circassia Pharmaceuticals PLC
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	19.90%
Datapharm Communications Limited
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	12.50%
Mereo Biopharma Group PLC
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	0.69%
Silence Therapeutics PLC
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	0.17%
AbMed Corporation
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	18.00%
Affinita Biotech Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	16.23%
Albireo Pharma, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	4.25%
Arcutis Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	2.22%
Aristea Therapeutics, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	15.00%
Biodesix Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	0.05%
Biohaven Pharmaceutical Holding Company Ltd.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	0.25%
BlinkBio Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	0.38%
Cerapedics Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	7.09%
Corvidia Corporation
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	11.98%
Elusys Therapeutics, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	7.51%
Entasis Therapeutics Limited
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	16.53%
FibroGen, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	0.65%
G1 Therapeutics, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	7.93%
Hydra Biosciences Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	4.27%
Millendo Therapeutics, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	3.08%
Moderna Therapeutics Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	7.75%
Myotherix Inc
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	8.27%
Nano Precision Medical, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	4.83%
PhaseBio Pharmaceuticals, Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	12.26%
Rani Therapeutics, LLC
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	0.97%
Regulus Therapeutics Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	3.35%
Rocket Pharmaceuticals Inc.
Significant and associate holdings
Effective percentage of ownership interest in equity investment accounted for as FVOCI	1.07%